Business Segment Information	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Business Segment Information
5. BUSINESS SEGMENT INFORMATION
The different business segments in which the Group’s organization is structured consider the different activities from which the Group can obtain revenues and incur expenses. Such organizational structure is based on the way in which the chief decision maker analyzes the main operating and financial magnitudes for making decisions about resource allocation and performance assessment, also considering the business strategy of the Group.
Business segment information is presented consistently with the manner of reporting the information used by the chief decision maker to allocate resources and assess business segment performance.
As of the current fiscal year, as a consequence of the organizational structure changes in which the New Energies Vice Presidency was created and the Gas and Power Vice Presidency and the Downstream Vice Presidency were reformulated as the LNG and Integrated Gas Vice Presidency and the Midstream and Downstream Vice Presidency, respectively, the full management scope of these new business units was determined. On January 1, 2025, these organizational changes resulted in a modification of the composition of the business segments according to how the chief decision maker allocates resources and assesses the performance of these business segments, creating the New Energies business segment and readjusting the composition and definition of the businesses of the remaining business segments. Accordingly, the comparative information for the fiscal year ended December 31, 2024 and 2023 has been restated.
The business segments structure is organized as follows:

•	Upstream
It performs all activities related to the exploration and exploitation of hydrocarbon fields and production of crude oil and natural gas.
Its revenues are mainly derived from: (i) the sale of the produced crude oil to third parties and to the Midstream and Downstream business segment; (ii) the sale of the produced natural gas to third parties and to the LNG and Integrated Gas business segment; and (iii) the sale of the natural gas retained in plant to the Midstream and Downstream business segment.
It incurs all costs related to the aforementioned activities.

•	Midstream and Downstream
It performs activities related to: (i) the refining, transportation and commercialization of refined products; (ii) the production, transportation and commercialization of petrochemical products; (iii) the transportation and commercialization of crude oil; and (iv) the commercialization of specialties for the agribusiness industry and of grains and their by-products.
On January 1, 2025, as a consequence of the organizational changes described above, the assets related to the natural gas transportation, the conditioning and processing of natural gas retained in plant for the separation and fractionation of gasoline, propane and butane, the storage of the produced natural gas, and the commercial and technical operation of the LNG regasification terminal in Escobar, which were formerly included in the Gas and Power business segment, were assigned to this business segment.
Its revenues are mainly derived from the sale of crude oil, refined and petrochemical products, and specialties for agribusiness industry and grains and their by-products,
through the businesses of Retail, Commercial Networks, Industries, Transportation, Aviation, Agro, Lubricants and Specialties, LPG, Chemicals, International Trade and Transportation and Sales to Companies. In addition, it obtains revenues from midstream oil, midstream gas and natural gas storage operations and the provision of LNG regasification services.
It incurs all costs related to the aforementioned activities, including the purchase of: (i) crude oil from the Upstream business segment and third parties; (ii) natural gas to be consumed in the refinery and petrochemical industrial complexes from the LNG and Integrated Gas business segment; and (iii) natural gas retained in plant from the Upstream business segment.

•	LNG and Integrated Gas
It performs activities related to: (i) natural gas transportation and commercialization to third parties and to the Midstream and Downstream business segment; (ii) the separation of natural gas liquids and their fractionation, storage and transportation for the production of ethane, propane, butane and gasoline, and its commercialization, through our investment in joint venture Mega; and (iii) the development of LNG capacity.
On January 1, 2025, as a consequence of the organizational changes described above, the assets related to the natural gas transportation, the conditioning and processing of natural gas retained in plant for the separation and fractionation of gasoline, propane and butane, the storage of the produced natural gas, and the commercial and technical operation of the LNG regasification terminal in Escobar, which were formerly included in the Gas and Power business segment, were assigned to the Midstream and Downstream business segment. Furthermore, the assets related to the distribution of natural gas through our subsidiary Metrogas and the generation of conventional thermal electric power and renewable energy through our joint ventures YPF EE and CT Barragán, which were formerly included in the Gas and Power business segment, were assigned to the New Energies business segment.
Its revenues are mainly derived from the sale of natural gas as producers to third parties and to the Midstream and Downstream and the New Energies business segments for our subsidiary Metrogas.
It incurs all costs related to the aforementioned activities, including the purchase of natural gas from the Upstream business segment.

•	New Energies
On January 1, 2025, as a consequence of the organizational changes described above, the New Energies Vice Presidency was created and during the current fiscal year the full management scope of this new business unit was determined. As of that date, the assets related to the distribution of natural gas through our subsidiary Metrogas and the generation of conventional thermal electric power and renewable energy through our joint ventures YPF EE and CT Barragán, which were formerly included in the Gas and Power business segment, were assigned to this business segment. In addition, the assets related to the provision of research and development services of technology applied to the hydrocarbon industry through our subsidiary
Y-TEC,
previously included in Central Administration and Others, were assigned to this business segment.
It performs activities related to: (i) the definition and development of the new energy portfolio; (ii) the definition and development of sustainability and energy transitions programs; (iii) the distribution of natural gas through our subsidiary Metrogas; and (iv) the provision of research and development services of technology applied to the hydrocarbon industry through our subsidiary
Y-TEC.
Furthermore, through our joint ventures YPF EE and CT Barragán, this business segment performs activities related to the generation of conventional thermal electric power and renewable energy.
Its revenues are mainly derived from the sale and transportation and distribution of natural gas to third parties through our subsidiary Metrogas.
It incurs all costs related to the aforementioned activities, including the purchase of natural gas from the LNG and Integrated Gas business segment through our subsidiary Metrogas.

•	Central Administration and Others
It includes the remaining activities performed by the Group that do not fall within the aforementioned business segments and which are not reporting business segments, mainly comprising revenues, expenses and assets related to: (i) corporate administrative; (ii) the production of frac sand for well drilling/fracking purposes; (iii) the construction activities through our subsidiary AESA; and (iv) digital development services and solutions through our subsidiary YPF Digital.
In addition, on January 1, 2025, as a consequence of the organizational changes described above, the assets related to the provision of research and development services of technology applied to the hydrocarbon industry through our subsidiary
Y-TEC,
previously included in Central Administration and Others, were assigned to the New Energies business segment.
Sales between business segments were made at internal transfer prices established by the Group, which approximately reflect domestic market prices.
Operating profit or loss and assets of each business segment have been determined after consolidation adjustments.

	Upstream		Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2025
Revenues	89		15,157	1,643	835	724	-	18,448
Revenues from intersegment sales	7,486		181	322	8	1,122	(9,119)	-

Revenues	7,575		15,338	1,965	843	1,846	(9,119)	18,448

Operating profit or loss	410	(3)	1,167	(8)	432	(336)	75	1,740
Income from equity interests in associates and joint ventures	-		38	42	42	-	-	122

Net financial results								(952)
Net profit before income tax								910
Income tax								(1,709)
Net loss for the period								(799)

Acquisitions of property, plant and equipment	3,697		1,024	42	38	108	-	4,909
Acquisitions of right-of-use assets	83		125	-	-	8	-	216
Increases from business combinations (4)	822		193	-	-	-	-	1,015
Assets	13,167		11,093	735	2,502	2,094	(152)	29,439

Other income statement items
Depreciation of property, plant and equipment (2)	2,199		539	2	34	83	-	2,857
Amortization of intangible assets	-		38	-	12	11	-	61
Depreciation of right-of-use assets	150		131	-	-	5	-	286
Net reversal of impairment losses of property, plant and equipment and inventories write-down	-		-	-	(4)	-	-	(4)

For the year ended December 31, 2024
Revenues	50		15,901	1,633	895	814	-	19,293
Revenues from intersegment sales	8,225		122	294	9	1,038	(9,688)	-

Revenues	8,275		16,023	1,927	904	1,852	(9,688)	19,293

Operating profit or loss	515	(3)	1,356	(49)	106	(332)	(116)	1,480
Income from equity interests in associates and joint ventures	-		46	68	282	-	-	396

Net financial results								(856)
Net loss before income tax								1,020
Income tax								1,373
Net loss								2,393

Acquisitions of property, plant and equipment	4,177		1,233	26	37	127	-	5,600
Acquisitions of right-of-use assets	211		205	-	-	28	-	444
Increases from business combinations	-		-	-	-	-	-	-
Assets	12,795		10,758	720	2,524	2,822	(228)	29,391

Other income statement items
Depreciation of property, plant and equipment (2)	1,809		516	2	32	87	-	2,446
Amortization of intangible assets	-		29	-	13	1	-	43
Depreciation of right-of-use assets	154		115	-	-	1	-	270
Impairment of property, plant and equipment and inventories write-down (5)	79		3	-	5	-	-	87

	Upstream		Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2023
Revenues	32		14,977	1,523	407	372	-	17,311
Revenues from intersegment sales	7,211		136	291	21	765	(8,424)	-

Revenues	7,243		15,113	1,814	428	1,137	(8,424)	17,311

Operating profit or loss	(1,915)	(3)	939	(1)	(64)	(262)	55	(1,248)
Income from equity interests in associates and joint ventures	-		9	7	78	-	-	94

Net financial results								(504)
Net profit before income tax								(1,658)
Income tax								381
Net profit								(1,277)

Acquisitions of property, plant and equipment	4,717		1,285	14	24	151	-	6,191
Acquisitions of right-of-use assets	363		41	-	-	-	-	404
Increases from business combinations	-		-	-	-	-	-	-
Assets	10,869		9,734	651	1,877	2,022	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (2)	2,437		486	10	15	68	-	3,016
Amortization of intangible assets	-		30	-	7	-	-	37
Depreciation of right-of-use assets	131		89	-	-	-	-	220
Impairment of property, plant and equipment (5)	2,288		-	-	-	-	-	2,288

(1)	Corresponds to the eliminations among the business segments of the Group.
(2)	Includes depreciation of charges for impairment of property, plant and equipment.
(3)	Includes (32), (133) and (21) of unproductive exploratory drillings as of December 31, 2025, 2024 and 2023, respectively
(4)	Corresponds to increases in property, plant, and equipment and intangible assets due to business combinations, see Notes 7 and 8.
(5)	See Notes 8 and 26.
The distribution of revenue and
non-current
assets by geographic area is broken down in Notes 7, 8, 9 and 25.